Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST INCOME
Loans and leases, including fees	$ 29,722	$ 21,305	$ 17,457
Securities:
Taxable	2,573	2,403	2,202
Tax-exempt	1,557	1,682	1,636
Other	513	382	332
Total interest income	34,365	25,772	21,627
INTEREST EXPENSE
Deposits	3,849	2,125	1,687
Borrowings	2,309	993	544
Total interest expense	6,158	3,118	2,231
Net interest income	28,207	22,654	19,396
PROVISION (CREDIT) FOR LOAN AND LEASE LOSSES	450	(350)	(750)
Net interest income after provision (credit) for loan and lease losses	27,757	23,004	20,146
NON-INTEREST INCOME
Service charges on deposit accounts	1,610	1,636	1,610
Gain on sale of loans	4,675	1,843	618
Net securities gains (losses)	(6)	(2)	158
Change in fair value of mortgage servicing rights	26	(31)	(12)
Increase in cash surrender value of life insurance	395	397	393
Other operating income	2,728	2,256	2,065
Total non-interest income	9,428	6,099	4,832
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	15,903	12,038	9,622
Occupancy expenses	3,155	2,917	2,224
Other operating expenses	8,378	7,423	5,867
Total non-interest expenses	27,436	22,378	17,713
Income before income taxes	9,749	6,725	7,265
PROVISION FOR INCOME TAXES	1,529	2,879	1,744
NET INCOME	$ 8,220	$ 3,846	$ 5,521
NET INCOME PER SHARE BASIC (in dollars per share)	$ 2.51	$ 1.18	$ 1.68
NET INCOME PER SHARE DILUTED (in dollars per share)	$ 2.51	$ 1.18	$ 1.68